INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Investment In Associate And Convertible Note Receivable
Beginning balance	$ 806	$ 1,673
Share of loss	(90)	(116)
Ending balance	$ 716	$ 1,557